Document and Entity Information	3 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	ZIM CORP
Entity Central Index Key	0001124160
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	125,460
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012

Consolidated Statements of Operations (USD $)	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenue
Mobile	$ 16,745	$ 49,941
Software	34,034	256,681
Software maintenance and consulting	246,465	264,694
Total revenue	297,244	571,316
Operating expenses
Cost of revenue	27,844	36,973
Selling, general and administrative	256,109	310,180
Research and development	141,943	177,309
Total operating expenses	425,896	524,462
Income (loss) from operations	(128,652)	46,854
Other income:
Gain on disposition of assets
Gain on settlement
Interest income , net	26,429	25,486
Total other income	26,429	25,486
Income (loss) before income taxes	(102,223)	72,340
Income tax benefit	$ 38,073	$ 48,451
Net income	$ 64,150	$ 120,791
Basic and diluted income per share	$ (0.001)	$ 0.001
Weighted average number of shares outstanding	125,460,867	125,460,867

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 1,671,491	$ 1,762,171
Accounts receivable, net	132,083	191,296
Investment tax credits receivable	310,426	259,720
Other tax credits	32,118	40,724
Prepaid expenses	16,803	25,198
Total Current Assets	2,162,921	2,279,109
Investments	304,190	300,557
Long term deposits		9,722
Intangible assets	26,166	35,031
Property and equipment, net	34,130	33,871
Total Assets	2,527,407	2,658,290
Current liabilities
Accounts payable	90,582	23,790
Accrued liabilities	43,388	53,386
Deferred revenue	220,458	171,414
Total current liabiliities	354,428	248,590
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable by the holder for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at March 31, 2012 and 2011.
Special shares, no par value, non-voting, Unlimited authorized shares;issued and outstanding NIL shares at June 30, 2012 and March 31, 2012
Common shares, no par value, Unlimited authorized shares; 125,460,867 shares issued and outstanding as at March 31, 2012 and 125,460,867 shares as at March 31, 2011.	19,262,796	19,262,796
Additional paid-in capital	2,825,571	2,825,571
Accumulated deficit	(20,186,638)	(20,112,481)
Accumulated other comprehensive income	271,251	433,814
Total shareholders' equity	2,172,980	2,409,700
Total liability and equity	$ 2,527,408	$ 2,658,290

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Mar. 31, 2012
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	125,460,867	125,460,867
Common shares outstanding	125,460,867	125,460,867

Consolidated Statements of Cash Flows (USD $)	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ (64,150)	$ 120,791
Items not involving cash:
Depreciation of property and equipment	3,105	3,669
Amortization of intangible asset	2,475	2,593
Gain on disposition of assets
Stock-based compensation
Changes in operating working capital:
Decrease (increase) in accounts receivable	59,213	(55,578)
Decrease (increase) in investment tax credits	(42,225)	(79,716)
Increase in other tax credits
Decrease (increase) in prepaid expenses	8,395	10,473
(Increase) in long term deposits
Increase (decrease) in accounts payable	66,762	(8,372)
Increase (decrease) in accrued liabilities	(9,998)	191,747
Increase (decrease) in deferred revenue	49,044	68,007
Cash flows provided by operating activities	72,651	253,614
INVESTING ACTIVITIES
Purchase of property and equipment	(3,364)	(9,379)
Proceeds on sale of assets
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	(3,364)	(9,379)
FINANCING ACTIVITIES
Proceeds from loan from related party
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(159,967)	(72,883)
Increase in cash and cash equivalents	(90,680)	171,352
Cash and cash equivalents, beginning of period	1,762,171	1,770,990
Cash and cash equivalents, end of period	$ 1,671,491	$ 1,942,342

Basis of Presentation	3 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation

1 - BASIS OF PRESENTATION

The accompanying unaudited selected financial data of ZIM Corporation (“ZIM” or the “Company”) and its subsidiaries have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP) have been condensed or omitted pursuant to such rules and regulations. The condensed consolidated balance sheet as of March 31, 2012 has been derived from our audited consolidated financial statements for the year ended March 31, 2012. These selected financial data should be read in conjunction with the financial statements and notes thereto included in the latest annual report on Form 20-F. These data have been prepared on the same basis as the audited consolidated financial statements for the year ended March 31, 2012 and, in the opinion of management, include all adjustments considered necessary for a fair presentation of the financial position, results of operations and cash flows of the Company. Unless otherwise stated in this Form 6-K the information contained herein has not been audited or reviewed by an independent auditor. The results of operations for the three month period ended June 30, 2012 are not necessarily indicative of the results to be expected for the full year.

Equity Investment	3 Months Ended
Jun. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Investment

2 – EQUITY INVESTMENT

On October 21st, 2010 ZIM Corporation made an equity investment in Seregon Solutions Inc.

Seregon’s Mobile Application Platform (MAP) is a rapid application development environment for mobile business applications that reduces the time, cost and risk of application creation, deployment, maintenance and administration. Seregon-powered applications run on a variety of Smartphones and synchronize with all backend systems and databases. Seregon MAP has been adopted by Independent Software Vendors (ISVs) for the development of mobile business applications for Public Safety, Enterprise Resource Planning, Transportation, Computer Aided Facilities Management and other market sectors. For more information on Seregon and its MAP product visit: www.seregon.com .

The equity interest in Seregon by ZIM is less than 10% and ZIM has no significant influence, as defined in ASC 323-10-15-6, over the corporate decisions of Seregon at this time. Based on these facts and the guidance provided by ASC 325-20 the investment has been accounted for using the cost method.

On June 29th, 2012 ZIM Corporation made an equity investment in Connecting People For Health Co-operative Ltd.

Connecting People for Health Co-operative Ltd. (CP4H) is owned by a large and varied base of co-ops that span Atlantic Canada. CP4H has created HealthConnex as a healthcare service for its members. CP4H has been promoting and working toward a more user-driven health care system since it was founded in 2006 by the co-op and credit union sector.

HealthConnex is a health portal providing tools for patients to drive positive change in the health care system, from the patient up. The HealthConnex internet portal provides convenient services and a pay engine that allow patients to connect with their health care team in new and innovative ways. In addition, HealthConnex purchased Benneworth Advanced Systems and the Medical Office Manager product (MOM) which was developed using ZIM's core database technology and language.

ZIM's investment in CP4H is strategic in nature as it provides the company with indirect access to the 1800+ medical professionals using MOM and future product opportunities.

The equity interest in CP4H by ZIM is less than 10% and ZIM has no significant influence, as defined in ASC 323-10-15-6, over the corporate decisions of CP4H at this time. Based on these facts and the guidance provided by ASC 325-20 the investment has been accounted for using the cost method.